INVESTMENTS - Associates and Joint Venture Investment Impact (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 9,488	$ 8,373
Current liabilities	(15,652)	(12,609)
Net income for the year	6,906	1,734
Total for all associates | Total for all joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	599	749
Long-term assets	2,332	3,584
Current liabilities	(486)	(1,234)
Long-term liabilities	(307)	(3,395)
Total net assets	2,138	(296)
Our share of net assets	1,060	(99)
Revenue	2,837	2,731
Expenses	(2,719)	(3,473)
Net income for the year	118	(742)
Our share of net income (loss)	$ 50	$ (376)